Via Electronic Mail

April 24, 2025

US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 7010
Washington, DC 20549

Re: 19b-4(e) – Transmittal (NYSE Arca, Inc.)

To Whom It May Concern:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find the electronically signed Form 19b-4(e) with respect to the securities listed below.

Arm Holdings PLC ADRhedged (ARMH)
ASML Holding NV ADRhedged (ASMH)
AstraZeneca PLC ADRhedged (AZNH)
BP P.L.C. ADRhedged (BPH)
GSK plc ADRhedged (GSKH)
HSBC Holdings Plc ADRhedged (HSBH)
Novo Nordisk A/S (B Shares) ADRhedged (NVOH)
SAP SE ADRhedged (SAPH)
Shell plc ADRhedged (SHEH)
STMicroelectronics NV ADRhedged (STHH)
Toyota Motor Corporation ADRhedged (TMH)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Martha Redding

Martha Redding
Associate General Counsel

New York Stock Exchange
11 Wall Street
New York, NY 10005
Tel: +1 212.656.4166
ice.com

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

25003713

3. Class of New Derivative Securities Product:

Exchange-Traded Fund Shares

4. Name of Underlying Instrument:

n/a

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

n/a

6. Ticker Symbol(s) of New Derivative Securities Product:

ASMH

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

n/a

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+1/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Associate General Counsel and Corporate Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

Martha Redding

April 24, 2025